Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Finland ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.7%
Nokian Renkaat OYJ(a)	24,664	$183,856
Banks — 17.8%
Nordea Bank Abp	299,891	4,347,847
Broadline Retail — 1.5%
Puuilo OYJ	14,636	216,486
Tokmanni Group Corp.	12,050	151,162
		367,648
Chemicals — 1.5%
Kemira OYJ	16,252	357,359
Communications Equipment — 10.1%
Nokia OYJ	471,572	2,454,202
Consumer Staples Distribution & Retail — 3.2%
Kesko OYJ, Class B	32,706	790,946
Containers & Packaging — 2.5%
Huhtamaki OYJ	12,548	463,419
Metsa Board OYJ, Class B	39,389	145,549
		608,968
Diversified Telecommunication Services — 3.6%
Elisa OYJ	16,750	883,086
Electric Utilities — 3.7%
Fortum OYJ	52,657	909,982
Electrical Equipment — 0.5%
Kempower OYJ(a)(b)	8,975	112,414
Health Care Equipment & Supplies — 0.6%
Revenio Group OYJ	5,071	155,182
Household Durables — 0.6%
YIT OYJ(b)	45,189	139,161
Insurance — 10.7%
Mandatum OYJ	60,339	354,611
Sampo OYJ, Class A	210,911	2,250,877
		2,605,488
IT Services — 1.2%
TietoEVRY OYJ	16,128	294,263
Leisure Products — 0.7%
Harvia OYJ	3,384	184,626
Machinery — 22.6%
Hiab OYJ, Class B	5,765	310,470
Kalmar OYJ, Class B	6,593	232,528
Kone OYJ, Class B	28,317	1,766,886
Konecranes OYJ	8,286	647,409
Metso OYJ	73,373	887,963
Valmet OYJ	18,370	600,230
Security	Shares	Value
Machinery (continued)
Wartsila OYJ Abp	53,144	$1,065,534
		5,511,020
Metals & Mining — 1.0%
Outokumpu OYJ	60,940	236,032
Oil, Gas & Consumable Fuels — 2.3%
Neste OYJ	52,707	565,408
Paper & Forest Products — 7.3%
Stora Enso OYJ, Class R	70,307	710,928
UPM-Kymmene OYJ	38,489	1,065,269
		1,776,197
Passenger Airlines — 0.5%
Finnair OYJ(a)	37,520	125,535
Pharmaceuticals — 3.6%
Orion OYJ, Class B	12,849	871,765
Real Estate Management & Development — 1.6%
Citycon OYJ	29,354	124,871
Kojamo OYJ(b)	21,924	263,170
		388,041
Software — 0.9%
QT Group OYJ(b)	3,291	220,746
Textiles, Apparel & Luxury Goods — 0.6%
Marimekko OYJ	9,082	137,977
Total Long-Term Investments — 99.3% (Cost: $25,490,924)		24,227,749
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	398,018	398,177
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	10,000	10,000
Total Short-Term Securities — 1.7% (Cost: $408,176)		408,177
Total Investments — 101.0% (Cost: $25,899,100)		24,635,926
Liabilities in Excess of Other Assets — (1.0)%		(238,737)
Net Assets — 100.0%		$24,397,189

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Finland ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,248	$375,943 (a)	$—	$6	$(20)	$398,177	398,018	$4,822 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0 (a)	—	—	—	10,000	10,000	186	—
				$6	$(20)	$408,177		$5,008	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1	06/20/25	$61	$(541)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$322,603	$23,905,146	$—	$24,227,749
Short-Term Securities
Money Market Funds	408,177	—	—	408,177
	$730,780	$23,905,146	$—	$24,635,926

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Finland ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(541)	$—	$(541)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.